Accounts Receivable - Schedule of Accounts Receivable (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, gross	$ 7,216,783	$ 7,378,605	$ 2,069,413
Allowance for doubtful accounts	(84,000)	(84,000)	(15,000)
Total	7,132,783	7,294,605	2,054,413
Accounts Receivable - Contracts in Progress [Member]
Accounts receivable, gross	7,105,561	7,190,412	1,672,900
Accounts Receivable - Retainage [Member]
Accounts receivable, gross	$ 111,222	$ 188,193	$ 396,513